Other operating income and other operating expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other operating income and other operating expenses
Schedule of other operating income and other operating expenses

	2020	2021	2022

Other operating income:
Other operating income	1,651	1,740	810
	1,651	1,740	810
Other operating expenses:
IPAB fund contribution	(3,859)	(3,801)	(3,981)
Other operating expenses	(1,354)	(1,405)	(1,305)
	(5,213)	(5,206)	(5,286)